Assets Held for Sale and Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 245,252	$ 268,703
General and administration expenses	119,437	196,361
Sales and marketing	55,198	90,216
Other expenses	416,980	2,873,952
Impairment of property, plant and equipment	272,989	148,234
Other gains	(6,133)	0
Loss from operations before taxes and discontinued operations	(699,798)	(3,339,734)
Net loss from discontinued operations, net of tax	(1,612)	(51,861)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	717	10,203
Cost of sales	1,028	21,414
General and administration expenses	877	14,866
Sales and marketing	57	1,071
Other expenses	77	4,146
Impairment of property, plant and equipment	0	16,868
Impairment of goodwill	0	130
Other gains	(2,556)	0
Loss on disposal of discontinued operations	(2,846)	(2,816)
Loss from operations before taxes and discontinued operations	(1,612)	(51,108)
Income tax expense	0	(753)
Net loss from discontinued operations, net of tax	$ (1,612)	$ (51,861)